Subsequent events (Details) $ in Millions	Jun. 10, 2022 CNY (¥)	Jul. 01, 2021 USD ($)	May 25, 2021 shares
Subsequent Event [Line Items]
Outstanding redemption fund | $		$ 5.6
Jisen Information
Subsequent Event [Line Items]
Percentage of interest acquired			100.00%
Total consideration in shares | shares			2,900,000
Subsequent Event | Wuxi Kingway Technology Co., Ltd.
Subsequent Event [Line Items]
Equity interest transferred (in percent)	100.00%
Consideration for equity interest transferred | ¥	¥ 1.00